Revenue - Narratives (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Current contract liabilities	¥ 241,091	¥ 497,729	¥ 288,282
Non-current contract liabilities	62,724	215,369	137,206
Revenue recognized	497,729	¥ 288,282	¥ 52,639
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue
Remaining unsatisfied performance obligation	¥ 241,091
Expected timing of satisfaction	12 months